Related party transactions	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

11.	Related party transactions:

For the quarter ended September 30, 2025, the Company has the following related party transactions:

	Nine Months ended September 30, 2025	Nine Months ended September 30, 2024	Three Months ended September 30, 2025	Three Months ended September 30, 2024

Directors fees	$6,611	$7,510	$1,560	$1,994
Salaries, wages, consultants and benefits	453,413	503,114	135,376	169,988
Selling and marketing	201,541	45,810	60,292	14,112
Stock-based compensation (Note 9)	60,188	105,030	26,411	40,648
Software technology development (Note 7)	339,217	180,620	118,198	59,414
Closing balance for the period	$1,060,970	$842,084	$341,837	$286,156

The Company has liabilities of $96,656 (December 31, 2024 - $66,181) as at September 30, 2025, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the period ended September 30, 2025, the Company granted 913,333 options with an exercise price of CAD$0.25 ($0.18) to current directors and officers of the Company.

The related party transactions are in the normal course of operations, including bonuses, and were measured at the currency exchange amount, which is the amount of consideration established and agreed to by the related parties.

KIDOZ INC. and subsidiaries
(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements
Nine Months ended September 30, 2025 and 2024
(Unaudited)